Interest Rate Swap and Freestanding Derivative	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Interest Rate Swap and Freestanding Derivative
Note 10 – Interest Rate Swap and Freestanding Derivative
Interest Rate Swap
The Company assesses interest rate cash flow risk by continually identifying and monitoring changes in interest rate exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.
The Company entered an interest rate swap with Rocky Mountain Bank (“RMB”) on March 12, 2020 to reduce risk related to variable-rate debt from the term loan, which was subject to changes in market rates of interest as discussed in
“Note 12
–
Long-Term Debt.”
The interest rate swap is designated as a cash flow hedge. The Company records its corresponding derivative asset on a gross basis in Other noncurrent assets at fair value on the Unaudited Condensed Consolidated Balance Sheets.
Each month, the Company makes interest payments to RMB under its loan agreement based on the current applicable one-month
LIBOR rate plus the contractual LIBOR margin then in effect with respect to the term loan, without reflecting the interest rate swap. At the end of each calendar month, the Company receives or makes payments on the interest rate swap difference, if any, based on the received interest rate set forth in the table below. Interest payments on the Company’s term loan and payments received or made on the interest rate swap are reported net on the Unaudited Condensed Consolidated Statements of Operations as interest expense.
The Company had the following interest rate swap designated as a cash flow hedge:

As of June 30, 2023
Effective Date	Maturity Date	Notional Amount	Fair Value	Pay Fixed	Receive Rate
4/15/2020	3/15/2030	$10,788,441	$1,338,801	3.887%	1 Month LIBOR + 2.5%

As of December 31, 2022
Effective Date	Maturity Date	Notional Amount	Fair Value	Pay Fixed	Receive Rate
4/15/2020	3/15/2030	$11,110,484	$1,407,135	3.887%	1 Month LIBOR + 2.5%
The Company accounts for the interest rate swap as a cash flow hedge for accounting purposes under US
GAAP
. The Company reflects the effect of this hedging transaction in the unaudited condensed consolidated financial statements. The unrealized gain is reported in other comprehensive income. If the Company terminates the interest rate swap agreement, the cumulative change in fair value at the date of termination would be reclassified from Accumulated other comprehensive income, which is classified in stockholders’ deficit, into earnings on the Unaudited Condensed Consolidated Statements of Operations. No amounts were reclassified relating to the Company’s designated cash flow hedge during the six months ended June 30, 2023 and during the year ended December 31, 2022.
Freestanding Derivative
On April 9, 2022, JPMorgan Chase Funding Inc. (“JPMCF”) entered into a letter agreement with the Company to receive an excess hold fee of 5% of the aggregate initial stated value of the Legacy Bridger Series C Preferred Shares held by JPMCF in excess of $157,894,736.84 as of March 15, 2023. The excess hold fee was considered a freestanding derivative instrument until March 15, 2023 and became a fee payable thereafter. The Company paid $1,119 thousand of the excess hold fee in June 2023. As of June 30, 2023, the remaining $1,118 thousand is payable and recorded in Accounts payable on the Unaudited Condensed Consolidated Balance Sheets.
As of December 31, 2022, the fair value of the freestanding derivative on Legacy Bridger Series C Preferred Shares was $2,186 thousand. Realized gains and losses arising from changes in fair value of the freestanding derivative are recorded in earnings. For the three and six months ended June 30, 2023, the Company recorded a realized loss of zero and $51 thousand in interest expense on the Unaudited Condensed Consolidated Statements of Operations, respectively.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Interest Rate Swap and Freestanding Derivative
Note 11 – Interest Rate Swap and Freestanding Derivative
Interest Rate Swap
The Company assesses interest rate cash flow risk by continually identifying and monitoring changes in interest rate exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.
The Company entered an interest rate swap with Rocky Mountain Bank (“RMB”) on March 12, 2020 to reduce risk related to variable-rate debt from the term loan, which was subject to changes in market rates of interest as discussed in Note
13-
Long-term Debt. The interest rate swap is designated as a cash flow hedge. The Company records its corresponding derivative
asset on a gross basis in Other noncurrent assets at fair value on the Consolidated Balance Sheets.
Each month, the Company makes interest payments to RMB under its loan agreement b as
ed on the current applicable
one-month
LIBOR rate plus the contractual LIBOR margin then in effect with respect to the term loan, without reflecting the interest rate swap. At the end of each calendar month, the Company receives or makes payments on the interest rate swap difference, if any, based on the receive interest rate set forth in the table below. Interest payments on the Company’s term loan and payments received or made on the interest rate swap are reported net in the Consolidated Statements of Operations as interest expense.
The Company had the following interest rate swap designated as a cash flow hedge:

As of December 31, 2022
Effective Date	Maturity Date	Notional Amount	Fair Value	Pay Fixed	Receive Rate
4/15/2020	3/15/2030	$11,110,484	$1,407,135	3.887%	1 Month LIBOR + 2.5%

As of December 31, 2021
Effective Date	Maturity Date	Notional Amount	Fair Value	Pay Fixed	Receive Rate
4/15/2020	3/15/2030	$11,754,570	$25,482	3.887%	1 Month LIBOR + 2.5%
The Company accounts for the interest rate swap as a cash flow hedge for accounting purposes under US GAAP. The Company reflects the effect of this hedging transaction in the consolidated financial statements. The unrealized gain is reported in other comprehensive income. If the Company terminates the interest rate swap agreement, the cumulative change in fair value at the date of termination would be reclassified from Accumulated other comprehensive income, which is classified in members’ deficit, into earni ng
s on the Consolidated Statements of Operations. No amounts were reclassified relating to the Company’s designated cash flow hedge during 2022 or 2021.
Freestanding Derivative
On April 9, 2022, JPMorgan Chase Funding Inc. (“JPMCF”) entered into a letter agreement with the Company to receive an excess hold fee of 5% of the aggregate initial stated value of the Series C Preferred Shares held by JPMCF in excess of $157,894,736.84 as of March 15, 2023. The excess hold fee is considered a freestanding derivative instrument and is recorded at fair value in Accrued expenses and other current liabilities on the Consolidated Balance Sheets.
As of December 31, 2022, the fair value of the freestanding derivative on Series C Preferred Shares is $2,186 thousand. Realized gains and losses arising from changes in fair value of the freestanding derivative are recorded in earnings. For the year ended December 31, 2022, the Company recorded a realized loss of $3 thousand in interest expense on the Consolidated Statement of Operations.